Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2017
Postemployment Benefits [Abstract]
Summary of ESOP Shares

The ESOP shares were as follows:

	March 31,
	2017	2016
	(In Thousands)
Allocated shares	747	643
Shares committed to be released	21	21
Unearned shares	990	1,113
Total ESOP Shares	1,758	1,777
Fair value of unearned shares	$16,021	$16,834